Financial Instruments (Notional Amount of Derivatives) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Notional Disclosures [Abstract]
Derivative assets	$ 7,391	$ 9,911
Derivative liabilities	(5,681)	(4,851)
Accrued Interest	1,014	1,419
Cash collateral assets	(1,141)	(3,233)
Derivative Net	1,583	3,246
Securities held as collateral	(1,277)	(3,114)
Net carrying amount	306	$ 132
Derivative, Notional Amount	$ 245,000